OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS, NET
OTHER NON-CURRENT ASSETS, NET

9. OTHER NON-CURRENT ASSETS, NET

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deposits for rental	85,425	117,506	16,879
Prepayments for equipment, net	65,983	100,957	14,501
Land use rights, net	—	38,896	5,587
	151,408	257,359	36,967

Land use rights represent repayments to the local government authorities for use of lands for 50 years from year 2019, net of accumulated amortization. The land use rights are amortized on a straight-line basis with amortization of nil,  nil and RMB170 (US$24) for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively.

Deposits for rental is net of impairment of nil and RMB34,138  (US$4,903) as of December 31, 2018 and 2019 respectively for the prepaid rental deposits in the asset group related to the underperforming or planned closed self-operating stores (See Note 2(m)).

The land use rights are net of impairment of nil and RMB4,185  (US$601)  as of December 31, 2018 and 2019 respectively related to land use rights in Tongan city, Fujian province and Tianjin, which were subsequently returned to local government in connection with the impairment of nil and RMB1,090  (US$157)  as of December 31, 2018 and 2019 respectively relating to prepayments for the cancellation of the constructing coffee bean roasting factories in Tongan and Tianjin.  (See Note 2(m)).

Prepayment for equipment is net of impairment of RMB1,069  (US$154) for the prepayment to Luckin Coffee EXPRESS in connection with the first generation Luckin Coffee EXPRESS machines prepaid in 2019 for trial operation and launching in early 2020 (See Note 8 and Note 2(m)).